Profit appropriation and restricted net assets - Condensed Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash used in operating activities	$ 11,814	$ 5,832	$ 559
Cash flows from investing activities:
Placement of time deposits	(3,186)	(2,231)	(2,094)
Withdrawal of time deposits	4,528	3,007	4,830
Net cash provided by/(used in) investing activities	(952)	468	2,449
Cash flows from financing activities:
Net cash provided by financing activities	218	240
Effect of exchange rate changes on cash and cash equivalents	31	(80)	104
Net decrease in cash and cash equivalents	11,111	6,460	3,112
Cash and cash equivalents at the beginning of the year	27,758	21,298	18,186
Cash and cash equivalents at the end of the year	38,869	27,758	21,298
Condensed
Cash flows from operating activities:
Net cash used in operating activities	(1,215)	(1,129)	(1,109)
Cash flows from investing activities:
Placement of time deposits			(1,006)
Withdrawal of time deposits		1,000	4,830
Net cash provided by/(used in) investing activities	(1,149)	(1,833)	(343)
Cash flows from financing activities:
Net cash provided by financing activities	844	900	773
Effect of exchange rate changes on cash and cash equivalents	23	2	77
Net decrease in cash and cash equivalents	(1,497)	(2,060)	(602)
Cash and cash equivalents at the beginning of the year	1,545	3,605	4,207
Cash and cash equivalents at the end of the year	48	1,545	3,605
Intra-Group entities | Condensed
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(1,149)	(2,833)	(4,167)
Cash flows from financing activities:
Net cash provided by financing activities	$ 844	$ 900	$ 773